SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
(Loss)/profit for the year	R$ (318,206)	R$ 1,554,060	R$ 12,258,628
Weighted average number of shares	1,326,093,947	1,327,028,614	1,376,362,149
Basic (loss)/earnings per share	R$ (0.23996)	R$ 1.17108	R$ 8.90654
Diluted (loss)/earnings per share	R$ (0.23996)	R$ 1.17108	R$ 8.90654